SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Cost of revenues	$ 6,599	$ 5,058	$ 5,129
Percentage of monthly deposit at a rate	8.33%
Leased systems [Member]
IfrsStatementLineItems [Line Items]
Cost of revenues	$ 1,295	$ 1,061	$ 1,191